REGULATORY MATTERS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total distributions as a percentage of net income during the year plus retained net income for the prior two years	100.00%
Number of years of retained net income for distribution percentage calculation	2 years
Dividends paid on common stock	$ 1,531,700,000	$ 1,301,927,000	$ 3,090,774,000
Stock compensation			1,500,000,000
Preferred Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stock compensation	0	0
Series F
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stock compensation			1,000,000,000.0
Series G
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stock compensation			500,000,000
Santander | Common Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends paid on common stock	1,400,000,000	1,100,000,000	3,000,000,000.0
Santander | Preferred Stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends paid on common stock	176,700,000	176,900,000	90,800,000
SHUSA | SBNA
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends paid on common stock	$ 1,400,000,000	0	0
SHUSA | BSI
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends paid on common stock		$ 160,000,000.0	$ 420,000,000